Sale of businesses	6 Months Ended
Dec. 31, 2023
Disclosure of business disposal [abstract]
Sale of businesses	Sale of businesses and brands
Cash consideration received and net assets disposed of in respect of sale of businesses and brands in the six months ended 31
December 2023 were as follows:

	Windsor business $ million	Other $ million	Total $ million
Sale consideration
Cash received in the period	37	4	41
Cash disposed of	(20)	—	(20)
Transaction and other directly attributable costs paid	—	(3)	(3)
Net cash received	17	1	18
Deferred consideration receivable	107	—	107
Transaction and other directly attributable costs payable	(12)	(8)	(20)
	112	(7)	105
Net assets disposed of
Brands	(167)	—	(167)
Other non-current assets	(3)	—	(3)
Inventories	(11)	—	(11)
Other working capital	3	—	3
Corporate tax	2	—	2
Deferred tax	37	—	37
	(139)	—	(139)
Exchange recycled from other comprehensive income	(26)	—	(26)
Loss on disposal before taxation	(53)	(7)	(60)
Taxation	(1)	—	(1)
Loss on disposal after taxation	(54)	(7)	(61)
On 30 September 2022, Diageo announced the completion of the sale of Popular brands of its USL business. Payment of
$4 million of the purchase price that was subject to administrative actions within 12 months and considered uncertain at the time of the transaction, was made to Diageo in the six months ended 31 December 2023.
On 26 May 2023, Diageo completed the sale of Guinness Cameroun S.A., its brewery in Cameroon, to Castel Group. In the six months ended 31 December 2023, $11 million costs directly attributable to the disposal have been accounted for.
On 27 October 2023, Diageo completed the sale of Windsor Global Co., Ltd. to PT W Co., Ltd., a Korean company sponsored by Pine Tree Investment & Management Co., Ltd. for a total consideration of KRW 206 billion ($152 million). The transaction resulted in a loss of $53 million in the six months ended 31 December 2023, which was recognised as a non-operating item attributable to the sale, including cumulative translation losses in the amount of $26 million recycled to the income statement.
Deferred consideration of KRW 102 billion ($75 million) was received after balance sheet closing date, on 25 January 2024.